Long-Term Debt and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt and Notes Payable [Abstract]
Schedule of Debt Instruments	The Company’s debt instruments are as follows:
	December 31, 2023	December 31, 2022
	Successor	Predecessor
Senior Secured Term Loan	$27,680,703	$-
Predecessor Revolving Credit Facility	-	26,750,000
Seller Promissory Note	15,000,000	-
Private loans	3,469,500	-
Total	46,150,203	26,750,000
Less: discount	(2,147,346)	-
Less: current portion including discount	(6,516,651)	-
Long-term debt, net of current portion	$37,486,206	$26,750,000

Schedule of Summarizes the Company’S Maturities of Debt Instruments	The following summarizes the Company’s maturities of debt instruments:
Principal
Fiscal year ended:
December 31, 2024	$7,627,102
December 31, 2025	10,558,077
December 31, 2026	27,965,024
December 31, 2027	—
Total	$46,150,203